Provisions - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
Other provisions	£ 2,199	£ 2,052	£ 2,588
Real discount rate		1.00%	2.00%
Expense of restructuring activities	226	£ 74
Decommissioning
Disclosure of other provisions [line items]
Other provisions	£ 188	194	£ 221
Real discount rate	1.00%
Expense of restructuring activities	£ 18	2
Decommissioning provision, ARO
Disclosure of other provisions [line items]
Other provisions	80	71
Provision for decommissioning, demolition of gas holders
Disclosure of other provisions [line items]
Other provisions	90	104	107
Restructuring
Disclosure of other provisions [line items]
Other provisions	83	3	17
Expense of restructuring activities	125	10
Other
Disclosure of other provisions [line items]
Other provisions	280	316	£ 597
Expense of restructuring activities	35	23
Business set up and restructuring cost
Disclosure of other provisions [line items]
Other provisions	30	50
Onerous lease commitments and rates payable on surplus properties
Disclosure of other provisions [line items]
Other provisions	29	48
Liability for claims and claims adjustment
Disclosure of other provisions [line items]
Other provisions	164	152
Obligations associated with investments in joint ventures and associates
Disclosure of other provisions [line items]
Other provisions	£ 13	£ 13